Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012
PowerShares International Corporate Bond Portfolio (Prospectus Summary): | PowerShares International Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares International Corporate Bond Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

SUPPLEMENT DATED SEPTEMBER 6, 2012 TO THE PROSPECTUS
DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

On September 28, 2012, the methodology by which S&P International Corporate Bond Index®, the underlying index for the PowerShares International Corporate Bond Portfolio, is formulated will change. Accordingly, the following changes to the prospectus are made effective on that date:

•  On page 65, the second and third sentences in the first paragraph under the section titled "PowerShares International Corporate Bond Portfolio—Summary Information—Principal Investment Strategies" are hereby deleted and replaced with the following:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Underlying Index measures the performance of investment grade corporate bonds issued in the following currencies of Group of Ten ("G10") countries, excluding the U.S. Dollar (USD): Australia Dollar (AUD), British Pound (GBP), Canadian Dollar (CAD), Euro (EUR), Japanese Yen (JPY), New Zealand Dollar (NZD), Norwegian Krone (NOK), Swedish Krona (SEK) and Swiss Franc (SFR). Standard & Poor's (the "Index Provider") constructs the Underlying Index from investment grade corporate bonds denominated in the currencies noted above.

Supplement Closing	ck0001378872_SupplementClosingTextBlock	Please Retain This Supplement For Future Reference.